Average Annual Total Returns			12 Months Ended	44 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Bitwise Crypto Industry Innovators ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			46.59%	(8.64%)
Performance Inception Date		May 11, 2021
Bitwise Crypto Industry Innovators ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			46.09%	(9.16%)
Bitwise Crypto Industry Innovators ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			27.61%	(6.57%)
Bitwise Crypto Innovators 30 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bitwise Crypto Innovators 30 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		46.04%	(9.25%)
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			25.02%	11.72%

[1]	This information shows how the Fund’s performance compares with the returns of the Index, which has similar investment objectives as the Fund.